Employee Benefit Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 3,400	$ 3,162
Service cost	29	25	$ 27
Interest cost	103	128	121
Participant contributions
Actuarial (gain) loss	302	367
Benefits paid	(165)	(164)
Curtailment
Settlements	(73)	(118)
Projected benefit obligation at end of year	3,596	3,400	3,162
Accumulated benefit obligation at end of year	3,433	3,283
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	999	1,006
Service cost	6	6	8
Interest cost	32	43	44
Participant contributions	18	19
Actuarial (gain) loss	20	(5)
Benefits paid	(63)	(70)
Curtailment	1
Settlements
Projected benefit obligation at end of year	1,013	999	$ 1,006
Accumulated benefit obligation at end of year